Employee Benefit Plans (Level 3 Rollforward) (Details) (Qualified pension plan [Member], USD $) In Thousands	12 Months Ended
	Jul. 02, 2011		Jul. 03, 2010
Fair value of plan assets at end of year	$ 2,106,313		$ 1,666,972
Level 3 [Member]
Fair value of plan assets at beginning of year	17,065		14,839
Actual return on plan assets still held at the reporting date	3,443		(1,545)
Actual return on plan assets sold during the period	0		(15)
Purchase and sales during the year	11,587		3,786
Transfers in and/or out of Level 3 during the year	0		0
Fair value of plan assets at end of year	32,095		17,065
Level 3 [Member] | Real estate [Member]
Fair value of plan assets at beginning of year	17,065	[1]	14,839
Actual return on plan assets still held at the reporting date	3,371		(1,545)
Actual return on plan assets sold during the period	0		(15)
Purchase and sales during the year	10,179		3,786
Transfers in and/or out of Level 3 during the year	0		0
Fair value of plan assets at end of year	30,615	[1]	17,065	[1]
Level 3 [Member] | Private Equity [Member]
Fair value of plan assets at beginning of year	0		0
Actual return on plan assets still held at the reporting date	72		0
Actual return on plan assets sold during the period	0		0
Purchase and sales during the year	1,408		0
Transfers in and/or out of Level 3 during the year	0		0
Fair value of plan assets at end of year	1,480	[1]	0
Real estate [Member]
Fair value of plan assets at end of year	30,615	[1]	17,065	[1]
Private Equity [Member]
Fair value of plan assets at end of year	$ 1,480	[1]

[1]	Include investments in investment funds only.